Condensed Financial Information of the Company	12 Months Ended
Dec. 31, 2021
Condensed Financial Information of the Company
Condensed Financial Information of the Company

23.Condensed Financial Information of the Company

The following is the condensed financial information of the Company on a parent company only basis.

	As of December 31,
	2020	2021
	RMB	RMB	US$
ASSETS

Current assets
Cash and cash equivalents	6,566	2,269	356
Short-term investments	5,840,247	—	—
Others	359	390	61
Total current assets	5,847,172	2,659	417
Non-current assets
Intangible asset	1,276,751	674,057	105,774
Investments in subsidiaries, the VIE and subsidiaries of the VIE	67,814,679	86,252,341	13,534,875
Total non-current assets	69,091,430	86,926,398	13,640,649
Total assets	74,938,602	86,929,057	13,641,066

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities
Accrued expenses and other liabilities	327,004	24,607	3,861
Total current liabilities	327,004	24,607	3,861

Convertible bonds	14,432,792	11,788,907	1,849,937
Other non-current liabilities	2,918	996	156
Total non-current liabilities	14,435,710	11,789,903	1,850,093
Total liabilities	14,762,714	11,814,510	1,853,954

Shareholders’ equity
Class A ordinary shares (US$0.000005 par value; 77,300,000,000 shares authorized; 3,545,065,888 and 5,057,542,676 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	115	161	25
Class B ordinary shares (US$0.000005 par value; 2,200,000,000 shares authorized; 1,409,744,080 and nil shares issued and outstanding as of December 31, 2020 and 2021, respectively)	44	—	—
Additional paid-in capital	86,698,660	95,340,819	14,961,055
Accumulated other comprehensive loss	(1,047,728)	(2,519,900)	(395,427)
Accumulated deficits	(25,475,203)	(17,706,533)	(2,778,541)
Total shareholders’ equity	60,175,888	75,114,547	11,787,112
Total liabilities and shareholders’ equity	74,938,602	86,929,057	13,641,066

23.Condensed Financial Information of the Company (Continued)

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$

Costs of revenues	(619,733)	(623,524)	(580,506)	(91,094)

Sales and marketing expenses	(47,746)	(36,940)	(27,839)	(4,369)
General and administrative expenses	(3,245)	(6,746)	(40,826)	(6,406)
Total operating expenses	(50,991)	(43,686)	(68,665)	(10,775)
Operating loss	(670,724)	(667,210)	(649,171)	(101,869)

Interest income	318,166	126,502	32,452	5,092
Interest expense	(144,132)	(695,794)	(1,221,846)	(191,734)
Other (loss)/gain	(31)	53,244	27,497	4,315
Share of results from subsidiaries, the VIE and subsidiaries of the VIE	(6,470,882)	(5,996,484)	9,579,738	1,503,270
(Loss)/ profit before income tax	(6,967,603)	(7,179,742)	7,768,670	1,219,074
Income tax expenses	—	—	—	—
Net (loss)/ income	(6,967,603)	(7,179,742)	7,768,670	1,219,074

Other comprehensive income/(loss), net of tax of nil
Foreign currency translation difference, net of tax of nil	412,447	(2,495,958)	(1,472,172)	(231,016)
Comprehensive (loss)/ income	(6,555,156)	(9,675,700)	6,296,498	988,058

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Net cash generated from operating activities	259,409	735,231	82,074	12,879
Cash flows from investing activities:
Proceeds from sales of short-term investments	6,049,590	6,034,863	5,764,134	904,518
Cash given to purchase of short-term investments	(5,998,024)	(6,250,248)	—	—
Cash given to subsidiaries, the VIE and subsidiaries of the VIE, net	(20,293,132)	(52,051,474)	(5,855,304)	(918,825)
Net cash used in investing activities	(20,241,566)	(52,266,859)	(91,170)	(14,307)
Cash flows from financing activities:
Proceeds from the private placements	—	11,063,339	—	—
Net proceeds from the follow-on offerings	7,993,828	26,805,438	—	—
Net proceeds from the issuance of convertible bonds	6,966,757	13,024,199	—	—
Others	—	(6)	318	50
Net cash generated from financing activities	14,960,585	50,892,970	318	50
Exchange rate effect on cash, cash equivalents and restricted cash	141,540	(16,490)	4,481	704
Net decrease in cash, cash equivalents and restricted cash	(4,880,032)	(655,148)	(4,297)	(674)
Cash, cash equivalents and restricted cash at beginning of year	5,541,746	661,714	6,566	1,030
Cash, cash equivalents and restricted cash at end of year	661,714	6,566	2,269	356

23.Condensed Financial Information of the Company (Continued)

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries, the VIE and subsidiaries of the VIE.

The parent company records its investment in its subsidiaries, the VIE and its subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investments in subsidiaries, the VIE and subsidiaries of the VIE” or “Loss in excess of investments in subsidiaries, the VIE and subsidiaries of the VIE” and their respective loss as “Share of loss in subsidiaries, the VIE and subsidiaries of the VIE” on the condensed statements of comprehensive income/(loss). Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in subsidiaries, the VIE and subsidiaries of the VIE is reduced to zero unless the parent company has guaranteed obligations of the subsidiaries, the VIE and subsidiaries of the VIE or is otherwise committed to provide further financial support. If the subsidiaries, the VIE subsidiaries of the VIE subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net income/(loss) not recognized during the period the equity method was suspended.

The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.